Stock Warrants - Schedule of Warrants Issued and Outstanding (Detail) - $ / shares		12 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Apr. 30, 2021
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	[1]			38,761,031
Common Stock [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants		36,402,515	14,051,462
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 6.02 [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants		22,351,053
Exercise price		$ 6.02
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 6.02 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration date		Jul. 31, 2030
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 6.02 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration date		Aug. 06, 2030
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 9.03 [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants		14,051,462	14,051,462
Exercise price		$ 9.03	$ 9.03
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 9.03 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration date		Nov. 16, 2028	Nov. 16, 2028
Common Stock [Member] | Common Stock Warrants Outstanding at Exercise Price 9.03 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration date		Feb. 14, 2029	Feb. 14, 2029

[1]	The shares (and the warrants' exercise prices) subject to the Company's Legacy common and preferred stock warrants were restated to reflect the exchange ratio of approximately 0.9966 established in the Merger Agreement as discussed in Note 3.